SIGNIFICANT TRANSACTIONS - Significant Transactions in 2019 and 2020 (Details) ج.م. / shares in Units, ج.م. in Millions, $ in Millions	1 Months Ended				6 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 EGP (ج.م.) shares	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Aug. 31, 2019 ج.م. / shares
Investments in subsidiaries
Assets						$ 15,921	$ 14,551
Reclassification adjustments on exchange differences on translation, net of tax						0	(96)		$ 0
Gain / (loss) on disposal of subsidiaries						(101)	78	[1]	(1)	[1]
Foreign currency translation						(200)	$ (623)		49
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						7			608
Ericsson
Investments in subsidiaries
Other operating gains					$ 350
Other capital reserves
Investments in subsidiaries
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						$ 76			$ 2,594
Global Telecom Holding S.A.E
Investments in subsidiaries
Proportion of ownership interest in subsidiary						99.60%	99.60%		99.54%
Book values of material NCIs		$ 1,986
Cost of acquisition of non-controlling interest		608
Global Telecom Holding S.A.E | Other capital reserves
Investments in subsidiaries
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		2,594
VEON Finance Ireland Designated Activity Company
Investments in subsidiaries
Consideration paid	$ (51)
Assets	33
Reclassification adjustments on exchange differences on translation, net of tax	96
Gain / (loss) on disposal of subsidiaries	$ 78
Proportion of ownership interest in subsidiary						100.00%	0.00%
Global Telecom Holding S.A.E
Investments in subsidiaries
Consideration paid		$ 587	ج.م. 9,725
Number of shares acquired (in shares) | shares		1,914,322,110	1,914,322,110
Percentage of voting equity interests acquired		40.55%
Mandatory tender offer, price per share (in EGP per share) | ج.م. / shares											ج.م. 5.08
Kazakhstan | Kcell Joint Stock Company
Investments in subsidiaries
Settlement received due to termination of network sharing agreement				$ 38

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)